Goodwill and Other Intangible Assets (Details) - Schedule of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Balance at beginning	$ 7,785	$ 7,929
Changes during the year ended December 31, 2022:
Functional currency translation adjustments	87	(144)
Balance at ending	7,872	7,785
Billing and related services [Member]
Goodwill [Line Items]
Balance at beginning	5,430	5,430
Changes during the year ended December 31, 2022:
Functional currency translation adjustments
Balance at ending	5,430	5,430
Messaging [Member]
Goodwill [Line Items]
Balance at beginning	2,355	2,499
Changes during the year ended December 31, 2022:
Functional currency translation adjustments	87	(144)
Balance at ending	$ 2,442	$ 2,355